NOTE 9 – CONVERTIBLE NOTES (Tables)	12 Months Ended
Aug. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt [Text Block]
Counterparties	Issuance date	Maturity date	Principal Amount	Purchase Price	Discount on Note issuance	Note issuance costs	Proceeds Received (USD)
EMA Financial	November 18, 2019	August 18, 2020	$75,000	$68,500	$6,500	$3,763	$64,737
Peak One Opportunity	December 9, 2019	December 9, 2022	$85,000	$76,500	$8,500	$11,188	$65,312
Crown Bridge (Tranche I)	January 8, 2020	January 8, 2021	$40,500	$36,500	$4,000	$1,508	$34,992
Auctus Fund Note	December 31, 2019	September 30, 2020	$75,000	$75,000	$-	$15,658	$59,342
East Capital	February 13, 2020	February 13, 2021	$50,000	$50,000	$-	$6,508	$43,492
Fidelis Capital	February 19, 2020	February 19, 2021	$50,000	$50,000	$-	$6,513	$43,487
Armada Partners	March 12, 2020	March 12, 2021	$38,500	$35,000	$3,500	$2,008	$32,992
EMA Financial	July 17, 2020	July 17, 2021	$50,000	$47,500	$2,500	$4,513	$42,987
Crown Bridge (Tranche II)	July 23, 2020	July 23, 2021	$40,500	$36,500	$4,000	$2,208	$34,292
Power Up Lending (Tranche I)	July 24, 2020	July 24, 2021	$130,000	$130,000	$-	$13,921	$116,079
Power Up Lending (Tranche II)	August 18, 2020	August 18, 2021	$63,000	$63,000	$-	$8,061	$54,939
			$697,500	$668,500	$29,000	$75,849	$592,651

The below table summarizes all the convertible notes issued during the year ended August 31, 2021.

Counterparties	Issuance date	Maturity Date	Principal Amount	Purchase Price	Discount on Note issuance	Note issuance costs	Proceeds Received (USD)
Jefferson Street Capital	September 1,2020	September 1, 2021	82,500	75,000	7,500	6,051	68,949
FirstFire Global	September 1,2020	June 1, 2021	75,000	71,250	3,750	9,752	61,498
Power Up Lending	October 8, 2020	October 8, 2021	55,000	55,000	-	7,421	47,579
East Capital	October 9, 2020	October 9, 2021	62,700	62,700	-	7,708	54,992
			$275,200	$263,950	$11,250	$30,932	$233,018

NOTE 9 - CONVERTIBLE NOTES PAYABLE - Derivative Liability

Balance, August 31, 2020	$438,921
Issuance of Convertible Note Principal	$275,200
Issuance of MFN Principal	$15,000
Discount on Note issuance, net of amortization	$75,075
Accrued interest expense	$24,562
Converted Note Principal	$(166,464)
Converted accrued and unpaid interest	$(8,538)
Prepayment of Note Principal	$(559,782)
Paid interest expense	$(29,390)
Change in fair value of Derivative liability	$(64,584)
Balance, August 31, 2021	$—

[custom:ScheduleOfPrepaidConvertibleNotes]
Convertible Notes	Beginning Principal after Note Conversion	Total Interest Accrued	Paid Date	Paid Principal	Paid Interest	Principal balance Outstanding	Payment amount	Loss from prepaid convertible note
Crown Bridge (Tranche I)	1,082	2,641	12/9/20	(1,082)	(2,641)	-	-	-
Crown Bridge (Tranche II)	40,500	1,545	12/9/20	(40,500)	(1,545)	-	72,500[1]	(26,732)[1]
EMA Financial	50,000	1,990	12/9/20	(50,000)	(1,990)	-	72,800	(20,810)
Power Up Lending	130,000	6,491	1/22/21	(130,000)	(6,491)	-	190,925	(54,434)
Power Up Lending	63,000	3,042	2/10/21	(63,000)	(3,042)	-	92,380	(26,338)
East Capital	62,700	3,114	4/7/21	(62,700)	(3,114)	-	87,467	(21,652)
Power Up Lending	55,000	2,746	4/7/21	(55,000)	(2,746)	-	80,797	(23,051)
Jefferson Street	82,500	4,097	3/1/21	(82,500)	(4,097)	-	116,975	(30,378)
FirstFire Global	75,000	3,724	3/1/21	(75,000)	(3,724)	-	108,125	(29,401)
Total	559,782	29,390	-	(559,782)	(29,390)	-	821,969	(232,796)

1. The balance is the total of Crown Bridge Tranche I and Tranche II

The Holders converted convertible notes to common shares during the year ended August 31, 2021 as below:

EMA Financial:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 1, 2020	5,285	5,285	5,154	—	10,439	1,000	—	$0.00812	1,408,800
Total		5,285	5,154	—	10,439	1,000			1,408,800

Auctus Capital Partners:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	33,295	12,055	73	—	12,128	750	21,240	$0.00510	2,525,000
September 18, 2020	21,240	15,233	58	—	15,291	750	6,007	$0.00510	3,145,300
September 29, 2020	6,007	6,007	18	11,082	17,107	750	—	$0.00480	3,720,200
October 22, 2020	—	—	—	3,918	3,918	750	—	$0.00216	2,161,240
Total		33,295	149	15,000	48,444	3,000			11,551,740

Schedule of Debt Conversions [Table Text Block]
Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 1, 2020	5,285	5,285	5,154	—	10,439	1,000	—	$0.00812	1,408,800
Total		5,285	5,154	—	10,439	1,000			1,408,800

Auctus Capital Partners:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	33,295	12,055	73	—	12,128	750	21,240	$0.00510	2,525,000
September 18, 2020	21,240	15,233	58	—	15,291	750	6,007	$0.00510	3,145,300
September 29, 2020	6,007	6,007	18	11,082	17,107	750	—	$0.00480	3,720,200
October 22, 2020	—	—	—	3,918	3,918	750	—	$0.00216	2,161,240
Total		33,295	149	15,000	48,444	3,000			11,551,740

[custom:ScheduleOfDebtConversionsContinuedTextBlock]
Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	26,600	13,300	250	—	13,550	—	13,300	$0.01020	1,328,431
September 25, 2020	13,300	13,300	129	—	13,429	—	—	$0.00960	1,398,854
Total		26,600	379	—	26,979	—			2,727,285

Fidelis Capital:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 1, 2020	41,000	25,671	—	—	25,671	—	15,329	$0.01218	2,107,648
September 9, 2020	15,329	15,329	2,605	—	17,934	—	—	$0.01020	1,758,257
Total		41,000	2,605	—	43,605	—			3,865,905

Armada Partners:

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 25, 2020	25,500	13,000	213	—	13,213	500	12,500	$0.01020	1,344,363
October 6, 2020	12,500	12,500	38	—	12,538	500	—	$0.00960	1,358,145
Total		25,500	251	—	25,751	1,000			2,702,508

Crown Bridge (Tranche I):

Conversion date	Beginning principal balance	Principal Amount Converted	Interest Amount Converted	MFN Principal	Total converted principals and unpaid interest	Closing Fee	Ending principal balance	Conversion Price	Converted Shares
September 8, 2020	20,867	6,400	—	—	6,400	1,250	14,467	$0.00765	1,000,000
September 22, 2020	14,467	5,635	—	—	5,635	1,250	8,832	$0.00765	900,000
October 1, 2020	8,832	7,750	—	—	7,750	1,250	1,082	$0.00720	1,250,000
Total		19,785		—	19,785	3,750			3,150,000

NOTE 9 - CONVERTIBLE NOTES - Summary of Converted and Prepaid Convertible Notes
Sr. No.	Note	Total convertible note issued	Total principal converted as of 08/31/2020	Total principal converted as of 11/30/2020	Total principal paid off as of 2/28/2021	Total principal paid off as of 8/31/2021	Principal balance Outstanding as of 8/31/2021
1	EMA Financial	90,000	(84,716)	(5,285)	-	-	-
2	Peak One Opportunity	85,000	(85,000)	-	-	-	-
3	Auctus Fund Note	90,000	(41,705)	(48,295)	-	-	-
4	Crown Bridge (Tranche I)	40,500	(19,633)	(19,785)	(1,082)	-	-
5	East Capital	50,000	(23,400)	(26,600)	-	-	-
6	Fidelis Capital	50,000	(9,000)	(41,000)	-	-	-
7	Armada Partners	38,500	(13,000)	(25,500)	-	-	-
8	Crown Bridge (Tranche II)	40,500	-	-	(40,500)	-	-
9	EMA Financial (Issue Date: 7.17.2020)	50,000	-	-	(50,000)	-	-
10	Power Up Lending (Issue Date: 07.24.2020)	130,000	-	-	(130,000)	-	-
11	Power Up Lending (Issue Date: 08.18.2020)	63,000	-	-	(63,000)	-	-
12	East Capital (Issue Date: 10.09.2020)	62,700	-	-	-	(62,700)	-
13	Power Up Lending (Issue Date: 10.08.2020)	55,000	-	-	-	(55,000)	-
14	Jefferson Street (Issue Date: 09.01.2020)	82,500	-	-	-	(82,500)	-
15	FirstFire Global (Issue Date: 09.01.2020)	75,000	-	-	-	(75,000)	-
	Total	1,002,700	(276,454)	(166,464)	(284,582)	(275,200)	-